Restatement of Unaudited Interim Financial Statements - Statement Of Operations And Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 25, 2022	Jun. 26, 2022	Mar. 27, 2022	Jun. 26, 2022	Sep. 25, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement
Revenue, net		$ 14,708	$ 12,506	$ 10,401	$ 22,907		$ 46,833	$ 35,806	$ 30,863
Cost of goods sold		13,743	12,896	10,348	23,244		43,929	38,380	55,819
Selling, administrative and engineering expense		21,988	18,966	15,752	34,718	$ 56,706	87,859	65,608	52,099
Operating loss		(21,023)	(19,356)	(15,699)	(35,055)	(56,078)	(84,955)	(68,182)	(77,055)
Loss before income taxes		(20,947)	(19,483)	(15,911)	(35,394)	(56,341)	(78,971)	(68,154)	(77,215)
Net loss	$ (22,438)	(20,943)	(19,578)	(15,979)	(35,557)	(56,500)	(78,938)	(68,292)	(77,572)
Comprehensive loss		(21,003)	(19,572)	(16,079)	(35,651)	(56,654)	$ (79,083)	$ (68,377)	$ (77,336)
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement
Revenue, net		11,953	14,248	11,414	25,662
Cost of goods sold		11,800	14,699	10,488	25,187
Selling, administrative and engineering expense		22,111	19,169	16,112	35,281	57,392
Operating loss		(21,958)	(19,620)	(15,186)	(34,806)	(56,764)
Loss before income taxes		(21,882)	(19,747)	(15,398)	(35,145)	(57,027)
Net loss		(21,878)	(19,842)	(15,466)	(35,308)	(57,186)
Comprehensive loss		(21,938)	(19,836)	(15,566)	(35,402)	(57,340)
Adjustments
Error Corrections and Prior Period Adjustments Restatement
Revenue, net		2,755	(1,742)	(1,013)	(2,755)
Cost of goods sold		1,943	(1,803)	(140)	(1,943)
Selling, administrative and engineering expense		(123)	(203)	(360)	(563)	(686)
Operating loss		935	264	(513)	(249)	686
Loss before income taxes		935	264	(513)	(249)	686
Net loss		935	264	(513)	(249)	686
Comprehensive loss		$ 935	$ 264	$ (513)	$ (249)	$ 686